Consolidated Statements of Equity and Temporary Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distributions per share	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.62	$ 0.62	$ 0.62
Distributions
Distributions per share	0.15	0.15	0.15	0.15	0.62	0.62	0.62
Total Strategic Storage Trust VI, Inc. Equity (Deficit)
Distributions per share	$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.62	$ 0.62	$ 0.62